Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 8. Goodwill and Other Intangible Assets

Goodwill

As described in note 2, in December 2012, for accounting purposes, Stratasys, Inc. was deemed to have acquired Objet for a purchase price of $1,341 million, and as a result, the Company recognized $797.1 million in goodwill. The goodwill recognized as a result of the Objet acquisition is primarily attributable to the value of the workforce and corporate synergies. In May 2011, Stratasys, Inc. acquired Solidscape, Inc. for $39.1 million in cash and recognized $24.6 million of goodwill. The goodwill recognized as a result of the Solidscape acquisition is primarily attributable to the value of the workforce and corporate synergies.

Changes in goodwill for the years ended December 31, 2012 and 2011 are as follows (in millions):

Goodwill at January 1, 2011	$0.8
Acquisition of Solidscape	24.6
Goodwill at December 31, 2011	25.4
Merger with Objet	797.1
Goodwill at December 31, 2012	$822.5

Other Intangible Assets

Other intangible assets consisted of the following at December 31 (in thousands):

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,735	$9,058	$10,623	$4,807
Capitalized software development costs	15,831	12,996	14,575	12,060
Patents	13,533	4,952	12,917	3,421
Trademarks and trade names	16,877	592	1,510	337
Customer relationships	77,779	1,172	5,100	227
Non-compete agreement	350	194	350	78
In-process research and development	29,231	-	1,150	-

	539,336	$28,964	46,225	$20,930
Accumulated amortization	28,964		20,930
Net book value of amortizable intangible assets	$510,372		$25,295

For the years ended December 31, 2012, 2011 and 2010, amortization of intangible assets charged to operations was approximately $8.1 million, $3.8 million and $2.6 million, respectively. The weighted average remaining amortization period for intangible assets as of December 31, 2012 and 2011 was approximately 9.4 years and 6.7 years, respectively.

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 is as follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551